Interim Condensed Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stocks [Member]	Equity Attributable To Owners [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2023	$ 115,504	$ (78,205)	$ (167)	$ (257)	$ 36,875	$ 209	$ 37,084
Total net loss		(16,097)			(16,097)		(16,097)
Total other comprehensive income (loss)			162		162		162
Distributions to non-controlling interests						(38)	(38)
Acquisition of common shares for Restricted Share Unit (RSU) Plan				(4,623)	(4,623)		(4,623)
Release of treasury stock	(2,770)			2,770
Exercise of stock options	613				613		613
Shares withheld for taxes	(321)				(321)		(321)
Equity-settled share-based payment	8,844				8,844		8,844
Balance at Mar. 31, 2024	121,870	(94,302)	(5)	(2,110)	25,453	171	25,624
Balance at Dec. 31, 2024	138,639	(104,746)	708	(2,455)	32,146	(3)	32,143
Total net loss		(4,967)			(4,967)	(154)	(5,121)
Total other comprehensive income (loss)			(109)		(109)		(109)
Distributions to non-controlling interests						(76)	(76)
Acquisition of common shares for Restricted Share Unit (RSU) Plan				(6,122)	(6,122)		(6,122)
Release of treasury stock	(7,986)			7,986
Exercise of stock options	310				310		310
Shares withheld for taxes	(1,213)				(1,213)		(1,213)
Equity-settled share-based payment	12,707				12,707		12,707
Balance at Mar. 31, 2025	$ 142,457	$ (109,713)	$ 599	$ (591)	$ 32,752	$ (233)	$ 32,519